INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 806,995	$ 1,805,119
Deferred Income Tax Expense (Benefit)
Liability for Uncertainty in Income Taxes, Current	0	3,809
Unrecognized Tax Benefits	925,786	925,786	$ 921,977
Income Tax Examination, Penalties and Interest Accrued		0
Foreign Startup Operation [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Valuation Allowance	0	163,192
Deferred Income Tax Expense (Benefit)	$ 0	$ 163,192